Revenues	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenues
24.	REVENUES

	2021	2020	2019
Sales of goods and services	1,286,688	682,928	686,644
Government incentives (1)	28,259	9,586	13,266
Turnover tax	(43,617)	(23,328)	(21,315)

	1,271,330	669,186	678,595

(1)	See Note 36.
The Group’s transactions and the main revenues are described in Note 5. The Group’s revenues are derived from contracts with customers, except for Argentine Government incentives.
•	Breakdown of revenues
Type of good or service

	2021
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Diesel	—	430,175	—	—	430,175
Gasolines	—	262,326	—	—	262,326
Natural Gas (1)	—	1,623	166,456	—	168,079
Crude Oil	—	6,055	—	—	6,055
Jet fuel	—	32,446	—	—	32,446
Lubricants and by-products	—	50,925	—	—	50,925
Liquefied Petroleum Gas	—	43,903	—	—	43,903
Fuel oil	—	20,045	—	—	20,045
Petrochemicals	—	45,501	—	—	45,501
Fertilizers and crop protection products	—	49,582	—	—	49,582
Flours, oils and grains	—	60,112	—	—	60,112
Asphalts	—	11,149	—	—	11,149
Goods for resale at gas stations	—	7,204	—	—	7,204
Income from services	—	—	—	8,150	8,150
Income from construction contracts	—	—	—	13,298	13,298
Virgin naphtha	—	16,546	—	—	16,546
Petroleum coke	—	18,453	—	—	18,453
LNG Regasification	—	—	4,079	—	4,079
Other goods and services	4,780	11,326	10,012	12,542	38,660

	4,780	1,067,371	180,547	33,990	1,286,688

	2020
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Diesel	—	237,732	—	—	237,732
Gasolines	—	127,139	—	—	127,139
Natural Gas (1)	—	823	105,285	—	106,108
Crude Oil	—	14,524	—	—	14,524
Jet fuel	—	15,429	—	—	15,429
Lubricants and by-products	—	22,139	—	—	22,139
Liquefied Petroleum Gas	—	13,089	—	—	13,089
Fuel oil	—	13,653	—	—	13,653
Petrochemicals	—	20,186	—	—	20,186
Fertilizers and crop protection products	—	23,042	—	—	23,042
Flours, oils and grains	—	31,315	—	—	31,315
Asphalts	—	3,288	—	—	3,288
Goods for resale at gas stations	—	3,825	—	—	3,825
Income from services	—	—	—	3,574	3,574
Income from construction contracts	—	—	—	8,428	8,428
Virgin naphtha	—	6,393	—	—	6,393
Petroleum coke	—	5,619	—	—	5,619
LNG Regasification	—	—	5,025	—	5,025
Other goods and services	2,472	7,977	8,866	3,105	22,420

	2,472	546,173	119,176	15,107	682,928

	2019
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Diesel	—	222,472	—	—	222,472
Gasolines	—	141,511	—	—	141,511
Natural Gas (1)	—	1,521	112,501	—	114,022
Crude Oil	—	14,703	—	—	14,703
Jet fuel	—	44,075	—	—	44,075
Lubricants and by-products	—	14,525	—	—	14,525
Liquefied Petroleum Gas	—	14,643	—	—	14,643
Fuel oil	—	7,040	—	—	7,040
Petrochemicals	—	21,742	—	—	21,742
Fertilizers and crop protection products	—	9,541	—	—	9,541
Flours, oils and grains	—	19,612	—	—	19,612
Asphalts	—	4,429	—	—	4,429
Goods for resale at gas stations	—	4,819	—	—	4,819
Income from services	—	—	—	3,555	3,555
Income from construction contracts	—	—	—	13,695	13,695
Virgin naphtha	—	5,625	—	—	5,625
Petroleum coke	—	6,013	—	—	6,013
LNG Regasification	—	—	2,731	—	2,731
Other goods and services	2,087	5,520	10,621	3,663	21,891

	2,087	537,791	125,853	20,913	686,644

(1)	Includes 125,376, 70,256 and 71,491 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2021, 2020 and 2019, respectively.
Sales Channels

	2021
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Gas Stations	—	468,952	—	—	468,952
Power Plants	—	12,297	46,283	—	58,580
Distribution Companies	—	—	24,347	—	24,347
Retail distribution of natural gas	—	—	39,523	—	39,523
Industries, transport and aviation	—	202,128	56,303	—	258,431
Agriculture	—	183,204	—	—	183,204
Petrochemical industry	—	64,238	—	—	64,238
Trading	—	55,469	—	—	55,469
Oil Companies	—	54,705	—	—	54,705
Commercialization of liquefied petroleum gas	—	14,105	—	—	14,105
Other sales channels	4,780	12,273	14,091	33,990	65,134

	4,780	1,067,371	180,547	33,990	1,286,688

	2020
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Gas Stations	—	241,547	—	—	241,547
Power Plants	—	14,600	13,411	—	28,011
Distribution Companies	—	—	28,895	—	28,895
Retail distribution of natural gas	—	—	33,995	—	33,995
Industries, transport and aviation	—	87,757	28,984	—	116,741
Agriculture	—	92,677	—	—	92,677
Petrochemical industry	—	23,215	—	—	23,215
Trading	—	40,359	—	—	40,359
Oil Companies	—	26,032	—	—	26,032
Commercialization of liquefied petroleum gas	—	6,544	—	—	6,544
Other sales channels	2,472	13,442	13,891	15,107	44,912

	2,472	546,173	119,176	15,107	682,928

	2019
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Gas Stations	—	257,648	—	—	257,648
Power Plants	—	709	15,705	—	16,414
Distribution Companies	—	—	19,506	—	19,506
Retail distribution of natural gas	—	—	49,699	—	49,699
Industries, transport and aviation	—	116,742	27,591	—	144,333
Agriculture	—	64,344	—	—	64,344
Petrochemical industry	—	24,475	—	—	24,475
Trading	—	39,341	—	—	39,341
Oil Companies	—	20,066	—	—	20,066
Commercialization of liquefied petroleum gas	—	6,087	—	—	6,087
Other sales channels	2,087	8,379	13,352	20,913	44,731

	2,087	537,791	125,853	20,913	686,644

Target Market
Sales contracts in the domestic market resulted in 1,136,293, 599,394 and 597,702 for the years ended December 31, 2021, 2020 and 2019, respectively.
Sales contracts in the international market resulted in 150,395, 83,534 and 88,942 for the years ended December 31, 2021, 2020 and 2019, respectively.

•	Contract balances
The following table reflects information regarding credits, contract assets and contract liabilities:

	2021		2020		2019
	Non-current	Current	Non-current	Current	Non-current	Current
Credits for contracts included in “Trade receivables”	11,942	136,751	15,505	98,832	6,785	100,706
Contract assets	—	1,360	—	871	—	203
Contract liabilities	—	13,329	—	6,824	294	7,404

Contract assets are mainly related to the work carried out by the Group under the construction contracts.
Contract liabilities are mainly related to advances received from customers under the contracts for the sale of commodities, fuels, crude oil, methanol, agrochemicals, fertilizers, lubricants and by-products,
diesel and natural gas, among others.
During the years ended on December 31, 2021, 2020 and 2019, the Group has recognized 5,897, 6,485 and 4,721, respectively, in revenues from ordinary activities arising from contracts entered into with customers in the statement of comprehensive income, which have been included in the balance for contract liabilities at the beginning of the year.